Income Tax - Schedule of Income Tax Paid (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	$ 1,437,823	$ 910,450	$ 723,160
Singapore [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	1,081,005
Thailand [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	180,983
Malaysia [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	136,673
Others [Member]
Schedule of Income Tax Paid [Line Items]
Total income taxes paid, net of refunds	$ 39,162